Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of cash and cash equivalents [text block] [Abstract]
Schedule of cash and cash equivalents
	As at December 31,
	2021	2020
Cash on hand	9,470	6,603
Bank deposits	12,905,444	16,590,797
Other monetary funds	-	23,890
	12,914,914	16,621,290

	As at December 31,
	2020	2020
Renminbi	12,914,834	16,620,458
Hong Kong Dollars	80	12
United States Dollars	-	820
	12,914,914	16,621,290